Cash Flow - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Cash Flow And Net Debt Movements [Abstract]
Increase (decrease) in cash generated from operating activities	£ (1,570)
Research and development expense	138	£ 112
Net cash used in investing activities	208	285
Gross capital expenditure	234	241
Net cash generated in financing activities	(1,968)	(4,493)	£ (9,630)
Outflow due to dividend payment	£ 2,277	£ 2,114	£ 4,347